Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 7 — NOTES PAYABLE

On September 12, 2022, the Company issued a $1,308,270 promissory note used to acquire four market-approved anti-cancer drugs. See Note 4 – Intangible Assets for further discussion. The promissory note bore interest at 6% and had a maturity date of June 30, 2023. Pursuant to the agreement, the interest stopped accruing at June 30, 2023. As of December 31, 2023, the Company made interest payments of $78,496 to fully satisfy the interest obligation under the promissory note. The note was converted into the Company’s common shares and fully settled as part of the merger that closed on June 21, 2024. The unpaid principal balance of the note was $0 and $1,308,270 at September 30, 2024 and December 31, 2023, respectively.

On March 4, 2024, in connection with the Merger, Public ANEW entered into a convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “Redwoods PIPE Investors”) for an aggregate purchase price of up to $2,000,000 (the “Redwoods PIPE Financing”), which included 750,000 bonus shares of common stock. Upon the closing of the Redwoods PIPE Financing (funded and closed in connection with the closing of the Merger on June 21, 2024), which totaled $1,950,000, of which $1,768,661 was used by the Company to settle transaction costs. The Company received approximately $181,339 in net cash proceeds.

On April 22, 2024, prior to the closing of the Business Combination Agreement, ANEW Medical (Wyoming) entered into a convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “ANEW PIPE Investors”) for an aggregate purchase price of up to $2,000,000 (the “ANEW PIPE Financing”), which included 900,000 bonus shares of common stock. Upon the closing of the ANEW PIPE Financing (funded and closed in connection with the closing of the Merger on June 21, 2024), which totaled $1,950,000 initially, of which $1,000,000 was used by the Company to settle transaction costs. The Company received approximately $1,000,000 in cash proceeds during the nine months ended September 30, 2024 and $50,000 during the three months ended September 30, 2024.

Both convertible promissory notes, Redwoods PIPE Financing and ANEW PIPE Financing, bore an interest rate of 10%.

During the third quarter of 2024, investors converted convertible promissory notes totaling $4,010,022, including $3,950,000 of principal and $60,022 accrued interest, through the issuance of 4,050,617 shares of common stock, of which 3,750,617 shares of common stock were issued and outstanding as of September 30, 2024. On October 2, 2024, 300,000 shares of common stock were issued to satisfy the liability in full.

NOTE 6 – NOTES PAYABLE

On September 12, 2022, the Company issued a $1,308,270 promissory note to acquired four market-approved anti-cancer drugs. See Note 4 – Licenses and Patents for a further discussion. The promissory note bears interest at 6% and a maturity date of June 30, 2023. The Company has agreed to make a monthly interest payment of $6,541. By agreement, the interest will stop accruing at June 30, 2023. As of December 31, 2023 and Company made interest payments of $78,496 to fully satisfy the interest obligation under the promissory note. The unpaid balance principal balance was $1,308,270 and $1,347,518 at December 31, 2023 and 2022, respectively.

On December 12, 2023, the Company issued a $24,000 promissory note to a member of the CEO household and not a related party. The promissory note accrued interest at a one-time interest fee of $2,460. The unpaid balance principal and interest balance was $26,460 at December 31, 2023.